Property, Plant and Equipment - Schedule of Amounts for Items of Property, Plant and Equipment Held under Finance Leases (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of recognised finance lease as assets by lessee [line items]
Property,plant and equipment held under finance leases	€ 23	€ 28	€ 34
Gross value [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property,plant and equipment held under finance leases	87	115	113
Gross value [member] | Land [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property,plant and equipment held under finance leases		4	3
Gross value [member] | Buildings [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property,plant and equipment held under finance leases	73	102	102
Gross value [member] | Other property, plant and equipment [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property,plant and equipment held under finance leases	14	9	8
Accumulated depreciation and amortisation [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property,plant and equipment held under finance leases	€ (64)	€ (87)	€ (79)